                             BARR ROSENBERG SERIES TRUST

                           U.S. SMALL CAPITALIZATION SERIES
                      INTERNATIONAL SMALL CAPITALIZATION SERIES
                                     JAPAN SERIES

                           Supplement dated January 4, 1999
                                          to
                            Prospectus dated July 29, 1998


     This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     Pursuant to new duly approved management agreements, AXA Rosenberg Investment Management LLC has succeeded Rosenberg Institutional Equity Management ("RIEM") as the investment adviser to the Trust and its mutual funds, including its U.S. Small Capitalization Series, International Small Capitalization Series and Japan Series. AXA Rosenberg Investment Management
LLC is indirectly controlled by the former general partners of RIEM and by Mutuelles AXA, a group of French insurance companies. In addition, the shareholders of the Trust have recently elected a new Trustee who is not an interested person of the Trust or the Manager.

     The Prospectus hereby is amended as follows:

                               MANAGEMENT OF THE TRUST

1. The first paragraph of the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "Each Fund is advised and managed by AXA Rosenberg Investment Management LLC (the "Manager"), which provides investment advisory services to a number of institutional investors and several mutual funds."

2. The subsection entitled "Key Personnel of the Manager" in the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "The biography of each of the executive officers of the Manager is set forth below. Kenneth Reid is also a Trustee of the Trust.

          BARR ROSENBERG. Dr. Rosenberg is the Director of Research of the Manager, Chairman of AXA Rosenberg Group LLC, and Director of Barr Rosenberg Research Center LLC. As such, he has ultimate responsibility for the Manager's securities valuation and portfolio optimization systems used to manage the Funds and for the implementation of the decisions developed therein. His area of special concentration is the design of the

     Manager's proprietary securities valuation model.

          Dr. Rosenberg earned a B.A. degree from the University of California, Berkeley, in 1963. He earned an M.Sc. from the London School of Economics in 1965, and a Ph.D. from Harvard University, Cambridge, Massachusetts, in 1968. From 1968 until 1983, Dr. Rosenberg was a Professor of Finance, Econometrics, and Economics at the School of Business Administration at the University of California, Berkeley. Concurrently, from 1968 until 1974,
     Dr. Rosenberg worked as a consultant in applied decision theory in finance, banking and medicine. In 1975, he founded Barr Rosenberg Associates, a financial consulting firm (now known as BARRA) where he was a managing partner, and later chief scientist until his departure in 1986.
     Dr. Rosenberg, the founder of the Berkeley Program in Finance, has experience in the modeling of complex processes with substantial elements of risk.

          KENNETH REID. Dr. Reid is the Chief Executive Officer of the Manager. His work is focused on the design and estimation of the Manager's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of the Manager's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his Ph.D. dissertation have been refined and incorporated into the Manager's proprietary valuation and trading systems.

          Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance. From 1986 to 1998, Dr. Reid was a general partner of Rosenberg Institutional Equity Management.

          WILLIAM RICKS. Dr. Ricks is the Chief Investment Officer of the Manager. His primary responsibilities are the various aspects of the investment process: trading, operations, portfolio engineering, and portfolio construction. He is responsible for the implementation of the investment strategies that are designed by the Research Center.

          Dr. Ricks earned a B.S. from the University of New Orleans, Louisiana and a Ph.D. from the University of California, Berkeley in 1980. He worked as a senior accountant for Ernst & Ernst in New Orleans from 1974 to 1976. He was a financial and managerial accounting instructor at the University of California, Berkeley from 1978 to 1979, after which he was an associate professor of finance and accounting at Duke University until 1989. From 1989 to 1998, he was a research associate, a portfolio engineer and the Director of Strategic Accounting at Rosenberg Institutional Equity Management.

3. The first paragraph of the subsection entitled "The Outside Trustees" in the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "William F. Sharpe, Nils H. Hakansson and Dwight M. Jaffee are Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Manager."

4. After the last paragraph in the subsection entitled "The Outside Trustees" in the section entitled "Management of the Trust," the following is inserted:

          "Dwight M. Jaffee is the Willis H. Booth Professor of Banking and Finance at the Haas School of Business, University of California, Berkeley. He was previously a Professor of Economics at Princeton University for many years, where he served as the Vice Chairman of the faculty. At Berkeley, he serves on a continuing basis as the Co-chairman of the Fisher Center for Real Estate and Urban Economics and as the Director of the UC Berkeley-St. Petersburg University (Russia) School of Management Program. He has been a Visiting Professor at many Universities around the world, most recently at the University of Aix/Marseille in France and at the European University in Florence Italy. Professor Jaffee has authored 5 books and numerous articles in academic and professional journals. His research has focused on 3 key financial markets: business lending, real estate finance, and catastrophe insurance. His current research is focused on methods for securitizing real estate finance and catastrophe insurance risks, and on the impact of international trade on the US computer industry. He has served on the editorial boards of numerous academic journals, and has been a consultant to many U.S. government agencies and to the World Bank. In the past, Professor Jaffee has been a member of the Board of Directors of various financial institutions, including the Federal Home Loan Bank of New York. He is currently a Visiting Scholar at the Federal Reserve Bank of San Francisco."

5. The subsection entitled "Stock Selection" in the subsection entitled "The Manager's General Investment Philosophy and Strategy" in the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "Fundamental valuation of stocks is key to the Manager's investment process, and the heart of the valuation process lies in the Manager's proprietary Appraisal Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Appraisal Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese companies) are analyzed in a nearly global model, which includes the United States and Canada as a further basis for comparative valuation, but which excludes Japan. Japanese companies are analyzed in an independent national model.

     The Appraisal Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

          An important feature of the Appraisal Model is the classification of companies into one or more of 166 groups of "similar" businesses. Currently, in the United States, 160 groups are applicable; in Japan, 122 groups are applicable; and in Europe, 154 groups are applicable. Each company is broken down into its individual business segments, and each segment is compared with similar business operations of other companies doing business in the same geographical market. In most cases, the comparison is extended to include companies with similar business operations in different markets. Subject to the availability of data in different markets, the Manager appraises the company's assets, operating earnings and sales within each business segment, accepting the market's valuation of that category of business as fair. The Manager then integrates the segment appraisals into balance sheet, income statement and sales valuation models for the total company, and simultaneously adjusts the segment appraisals to include appraisals for variables which are declared only for the total company, such as taxes, capital structure and pension funding. The result is a single valuation for each of the companies followed. The Manager considers the difference between the values of stocks as determined by its Appraisal Model and the market prices of such stocks in deciding whether to purchase or sell stocks.

          The Manager's proprietary Near-Term Prospects Model attempts to predict the earnings growth of companies over a one-year period. This Model examines, among other things, measures of company profitability as well as measures of investor sentiment towards a company, such as broker recommendations, analyst earnings estimates and prior market performance. The Manager combines the results of this Model with the results of the Appraisal Model to measure the attractiveness of a stock for purchase or sale."

6. The subsection entitled "Individuals Responsible for the Funds" in the section entitled "Management of the Trust" is revised in its entirety to read as follows:

          "Management of the portfolios of each Fund is overseen by the Manager's executive officers who are responsible for design and maintenance of the Manager's portfolio system, and by a portfolio manager who is responsible for research monitoring each Fund's characteristic performance against the relevant benchmark and for monitoring cash balances.

          U.S. SMALL CAPITALIZATION SERIES. Dr. Rosenberg, Dr. Reid and Floyd Coleman, the portfolio manager, are responsible and have been responsible since inception, for the day-to-day management of the U.S. Small Capitalization Series' portfolio. Dr. Rosenberg and Dr. Reid both have been employed by the Manager or its predecessor since 1985. Mr. Coleman has been a trader and portfolio manager for the Manager or its predecessor since 1988. He received a B.S. from Northwestern University in 1982, a M.S. from Polytechnic Institute, Brooklyn in 1984 and a M.B.A. from Harvard Business School in 1988.

          JAPAN SERIES. Dr. Rosenberg, Dr. Reid, and Cheng S. Liao, the portfolio manager, are responsible, and have been responsible since inception, for the day-to-day management of the Japan Series' portfolio. Mr. Liao has been a senior research associate, programmer and portfolio manager, specializing in the Japanese market with the Manager or its predecessor since 1989. Mr. Liao has also been a trader for the Manager or its predecessor in Japanese securities since 1994. He received a B.S. from Tohobu University, Japan, in 1984, a M.S. from Stanford University in 1986, and a M.S. in Computer Science from Polytechnic Institute, New York in 1988.

          INTERNATIONAL SMALL CAPITALIZATION SERIES. Dr. Rosenberg, Dr. Reid and Joseph Leung, the portfolio manager, are responsible, and have been responsible since inception, for the day-to-day management of the International Small Capitalization Series' portfolio, Mr. Leung has been a senior research associate, programmer and portfolio manager with the Manager or its predecessor since 1993. He received a B.S. and a B.A. from Queen's University, Ontario, Canada in 1989 and a M.B.A. from the University of Chicago in 1993. Mr. Leung is a chartered financial analyst."

7. The first sentence in the second paragraph in the subsection entitled "Distributor" in the section entitled "Management of the Trust" is revised in its entirety to read as follows:

     "Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Select Shares, such shares are subject to an annual distribution fee of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Distribution Plan (the "Distribution Plan") adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act."

8. The fifth sentence in the subsection entitled "Select Shares" in the section entitled "Management of the Trust" is revised in its entirety to read as follows:

     "As described above, the Distribution Plan permits payments of up to 0.25% of the Funds' average daily net assets attributable to Select Shares."


                                  PURCHASE OF SHARES

9. The section entitled "Purchase of Shares" is revised in its entirety to read as follows:

          "The offering price for shares of each Fund is the net asset value per share next determined after receipt of a purchase order. See "Determination of Net Asset Value." Investors may be charged an additional fee by their broker or agent if they effect transactions through such persons.

          The U.S. Small Capitalization Series was closed to new investments effective January 1, 1999, except that (i) participants in 401(k) plans may continue to direct the purchase of investments in the U.S. Small Capitalization Series by their plan account until and including June 30, 1999; (ii) participants in certain "wrap programs" that have entered into contractual arrangements with the Trust and/or Distributor will be eligible to purchase shares of the U.S. Small Capitalization Series quarterly to rebalance their accounts for as long as the "wrap program" continues to own shares of such Fund; (iii) certain bank "asset allocation programs" that have entered into an agreement with the Trust and/or Distributor will be eligible to purchase shares of the U.S. Small Capitalization Series under the terms of such agreement and to rebalance accounts quarterly; (iv) holders of accounts in the Rosenberg Money Purchase Plan and the Rosenberg Daily Valuation 401(k) Plan will be eligible to purchase shares of the U.S. Small Capitalization Series for such accounts (v) employees of, and consultants to, the Manager and any entities under common control with the Manager will be eligible to purchase shares of the U.S. Small Capitalization Series; and (vi) the Trustees of the Trust may continue to invest in the U.S. Small Capitalization Series.

          Shareholders of other Funds will not be permitted to exchange any of their shares for shares of the U.S. Small Capitalization Series unless such shareholders are independently eligible to purchase shares of the U.S. Small Capitalization Series as described above. The Trust reserves the right at any time to modify the restrictions set forth above, including the suspension of all sales of all shares of the U.S. Small Capitalization Series or the lifting of restrictions on different classes of investors and/or transactions."

                             BARR ROSENBERG SERIES TRUST

                           U.S. SMALL CAPITALIZATION SERIES
                      INTERNATIONAL SMALL CAPITALIZATION SERIES
                                     JAPAN SERIES

                           Supplement dated January 4, 1999
                                          to
               Statement of Additional Information dated July 29, 1998


     This supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

     Pursuant to new duly approved management agreements, AXA Rosenberg Investment Management LLC has succeeded Rosenberg Institutional Equity Management ("RIEM") as the investment adviser to the Trust and its mutual funds, including its U.S. Small Capitalization Series, International Small Capitalization Series and Japan Series. AXA Rosenberg Investment Management LLC is indirectly controlled by the former general partners of RIEM and by Mutuelles AXA, a group of French insurance companies. In addition, the shareholders of the Trust have recently elected a new Trustee who is not an interested person of the Trust or the Manager.

     The Statement of Additional Information is amended as follows:

                               MANAGEMENT OF THE TRUST

1. The section entitled "Management of the Trust" is revised to read in its entirety as follows:

"The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:


Barr M. Rosenberg (56)        Director of Reasearch, AXA Rosenberg Investment
Vice President                Management LLC, January 1999 to present; Chairman,
                              AXA Rosenberg Group LLC, January 1999 to present;
                              Director, Barr Rosenberg Research Center LLC,
                              January 1999 to present; Managing General
                              Partner and Chief Investment Officer, Rosenberg
                              Institutional Equity Management, January 1985 to
                              December 1998.

Kenneth Reid* (49)            Chief Executive Officer, AXA Rosenberg
President, Trustee            Investment Management LLC, January 1999 to
                              present; General Partner and Director of Research, Rosenberg Institutional Equity
                              Management, June 1986 to December 1998.

Marlis S. Fritz (49)          Vice Chairman and Global Marketing Director, AXA
Vice President                Rosenberg Group LLC, January 1999 to present;
                              Managing Director AXA Rosenberg Global Services
                              LLC, January 1999 to present; General Partner and
                              Director of Marketing, Rosenberg Institutional
                              Equity Management, April 1985 to December 1998.

Nils H. Hakansson (61)        Sylvan C. Coleman Professor of Finance and
Trustee                       Accounting, Haas School of Business, University
                              of California, Berkeley, June 1969 to present;
                              Director, Supershare Services Corporation
                              (investment management), Los Angeles,
                              California, November 1989 to 1995.

William F. Sharpe (64)        STANCO 25 Professor of Finance, Stanford
Trustee                       University, September 1995 to present; Professor
                              of Finance, Stanford University, September 1992 to September 1995; Timken Professor Emeritus of
                              Finance, Stanford University, September 1989 to
                              September 1992; Timken Professor of Finance,
                              Stanford University, September 1970 to September
                              1989; Chairman, Financial Engines Incorporated,
                              Los Altos, California (electronic investment advice), March 1996 to present.

Dwight M. Jaffee (55)         Professor of Finance and Real Estate, Haas
Trustee                       School of Business, University of California,
                              Berkeley, California, July 1991 to present.

Po-Len Hew (32)               Director of Finance, AXA Rosenberg Global
Treasurer                     Services LLC, January 1999 to present; Chief
                              Financial Officer, Barr Rosenberg Investment
                              Management Inc., April 1994 to December 1998;
                              Accounting Manager, Rosenberg Institutional
                              Equity Management, October 1989 to December
                              1998.

Sara Ronan (39)               Global Services Coordinator and Paralegal, AXA
Clerk                         Rosenberg Global Services LLC, January 1999 to
                              present; Paralegal, Barr Rosenberg Investment
                              Management, September 1997 to December 1998;
                              Director of Marketing, MIG Realty Advisors,
                              January 1996 to September 1997; Vice
                              President, Liquidity Financial Advisors, May,
                              1985 to January 1996.

Edward H. Lyman (55)          Chief Operating Officer, AXA Rosenberg Group
Vice President                LLC, January 1999 to present; Chief Executive
                              Officer, AXA Rosenberg Global Services LLC,
                              January 1999 to present; Executive Vice
                              President, Barr Rosenberg Investment Management,
                              Inc. and General Counsel to the Rosenberg Group of companies, 1990 to present.

Richard L. Saalfeld (55)      President and Chief Executive Officer, Barr
Vice President                Rosenberg Mutual Funds, a division of AXA
                              Rosenberg Investment Management LLC, January 1999 to present; President and Chief Executive Officer of mutual fund unit of Rosenberg Institutional
                              Equity Management, June 1996 to December 1998;
                              Consultant to Rosenberg Institutional Equity
                              Management, September 1995 to May 1996; Chairman and Chief Executive Officer of CoreLink Resources,
                              Inc. (mutual fund marketing organization),
                              Concord, California, April 1993 to August 1995;
                              Consultant, December 1992 to March 1993.

Harold L. Arbit (51)          Managing Director, Barr Rosenberg Mutual Funds,
Vice President                a division of AXA Rosenberg Investment Management
                              LLC, January 1999 to present; Limited Partner,
                              Rosenberg Alpha L.P., 1984 to December 1998.

F. William Jump, Jr.          Strategy Engineer, AXA Rosenberg Investment
(42)                          Management, LLC, January 1999 to present;
Vice President                Portfolio Engineer, Rosenberg Institutional
                              Equity Management, August 1990 to December 1998.


----------------------------------
* Trustee who is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager.

     The mailing address of each of the officers and Trustees is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

     The principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

     The Trust pays the Trustees other than those who are interested persons of the Trust or Manager an annual fee of $45,540 plus $4,950 for each meeting attended. The Trust does not pay any pension or retirement benefits for its Trustees. The Trust does not pay any compensation to officers or Trustees of the Trust other than those Trustees who are not interested persons of the Trust or Manager. The following table sets forth information concerning the total compensation paid to each of the Trustees who are not interested persons of the Trust or Manager in the fiscal year ended March 31, 1998:

                                         Pension or                           Total
                                         Retirement                        Compensation
                          Aggregate       Benefits       Estimated       from Registrant
                        Compensation      Accrued         Annual             and Fund
Name of Person,             from      as Part of Fund  Benefits Upon     Complex Paid to
 Position                Registrant       Expenses       Retirement         Directors
 --------                ----------       --------       ----------         ---------
Nils H. Hakansson        $42,487.50       $ 0             $ 0               $42,487.50
Trustee

William F. Sharpe        $42,487.50       $ 0             $ 0               $42,487.50
Trustee

     Messrs. Rosenberg, Reid, Arbit, Lyman, Saalfeld and Jump and Ms. Fritz, Ronan and Hew, each being an officer or employee of the Manager or its affiliates, will each benefit from the management fees paid by the Trust to the Manager, but receive no direct compensation from the Trust."

                             INVESTMENT ADVISORY SERVICES

2. The first sentence of the subsection entitled "Management Contracts" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

"As disclosed in the Prospectus under the heading "Management of the Trust," under management contracts (each a "Management Contract") between the Trust, on behalf of each Fund, and AXA Rosenberg Investment Management LLC (the "Manager"), subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities."

3. The fourth paragraph of the subsection entitled "Management Contracts" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

     "Each Management Contract will continue in effect for a period no more than one year from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full

Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust."

4. The sixth paragraph of the subsection entitled "Management Contracts" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

     "The Manager is wholly owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled by AXA-IM Rose Inc. AXA-IM Rose Inc. is wholly owned by AXA-IM Holdings U.S. Inc. AXA-IM Holdings U.S. Inc. is wholly owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA Assurances IARD, S.A., a French societe anonyme, and AXA-UAP, a French holding company. AXA Assurances IARD, S.A. is owned, collectively, by AXA France Assurance, a French insurance holding company, and UAP Incendie Accidents, a French casualty and insurance company, each of which, in turn, is wholly owned by AXA-UAP. Finaxa, a French holding company, beneficially owns more than 25% of the voting securities ("Controls") of AXA-UAP. Mutuelles AXA, a group of four French mutual insurance companies, one of which Controls Finaxa, acting as a group, Controls both AXA-UAP and Finaxa. Each of these entities may be deemed a controlling person of the Manager."

5. The seventh paragraph of the subsection entitled "Management Contracts" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

     "As discussed in this Statement of Additional Information under the heading "Management of the Trust," Kenneth Reid is a Trustee of the Trust and the Chief Executive Officer of the Manager; Barr M. Rosenberg is a Vice President of the Trust and the Director of Research of the Manager. Dr. Rosenberg, Dr. Reid and Marlis S. Fritz, the former general partners of RIEM, may be deemed to be controlling persons of the Manager as a result of their interest in Area Rosenberg Group LLC, the parent of the Manager.

                          PURCHASE AND REDEMPTION OF SHARES

6. A new second paragraph which reads as follows is hereby added to the section entitled "Purchase and Redemption of Shares":

          "The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The

     Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts such order. Such orders will be priced at the respective Funds' net asset value per share next determined after such orders are accepted by an authorized broker or the broker's authorized designee."

                             BARR ROSENBERG SERIES TRUST

                          BARR ROSENBERG MARKET NEUTRAL FUND
                       BARR ROSENBERG DOUBLE ALPHA MARKET FUND

                           Supplement dated January 4, 1999
                                          to
                            Prospectus dated July 29, 1998


     This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     Pursuant to new duly approved management agreements, AXA Rosenberg Investment Management LLC has succeeded Rosenberg Institutional Equity Management ("RIEM") as the investment adviser to the Trust and its mutual funds, including its Barr Rosenberg Market Neutral Fund and Barr Rosenberg Double Alpha Market. AXA Rosenberg Investment Management LLC is indirectly controlled by the former general partners of RIEM and by Mutuelles AXA, a group of French insurance companies. In addition, the shareholders of the Trust have recently elected a new Trustee who is not an interested person of the Trust or the Manager.

     The Prospectus hereby is amended as follows:

                               MANAGEMENT OF THE TRUST

1. The first paragraph of the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "Each Fund is advised and managed by AXA Rosenberg Investment Management LLC (the "Manager"), which provides investment advisory services to a number of institutional investors and several mutual funds."

2. The subsection entitled "Key Personnel of the Manager" in the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "The biography of each of the executive officers of the Manager is set forth below. Kenneth Reid is also a Trustee of the Trust.

          BARR ROSENBERG. Dr. Rosenberg is the Director of Research of the Manager, Chairman of AXA Rosenberg Group LLC, and Director of Barr Rosenberg Research Center LLC. As such, he has ultimate responsibility for the Manager's securities valuation and portfolio optimization systems used to manage the Funds and for the implementation of the decisions developed therein. His area of special concentration is the design of the Manager's proprietary securities valuation model.

          Dr. Rosenberg earned a B.A. degree from the University of California, Berkeley, in 1963. He earned an M.Sc. from the London School of Economics in 1965, and a Ph.D. from Harvard University, Cambridge, Massachusetts, in 1968. From 1968 until 1983, Dr. Rosenberg was a Professor of Finance, Econometrics, and Economics at the School of Business Administration at the University of California, Berkeley. Concurrently, from 1968 until 1974,
     Dr. Rosenberg worked as a consultant in applied decision theory in finance, banking and medicine. In 1975, he founded Barr Rosenberg Associates, a financial consulting firm (now known as BARRA) where he was a managing partner, and later chief scientist until his departure in 1986.
     Dr. Rosenberg, the founder of the Berkeley Program in Finance, has experience in the modeling of complex processes with substantial elements of risk.

          KENNETH REID. Dr. Reid is the Chief Executive Officer of the Manager. His work is focused on the design and estimation of the Manager's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of the Manager's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his Ph.D. dissertation have been refined and incorporated into the Manager's proprietary valuation and trading systems.

          Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance. From 1986 to 1998, Dr. Reid was a general partner of Rosenberg Institutional Equity Management.

          WILLIAM RICKS. Dr. Ricks is the Chief Investment Officer of the Manager. His primary responsibilities are the various aspects of the investment process: trading, operations, portfolio engineering, and portfolio construction. He is responsible for the implementation of the investment strategies that are designed by the Research Center.

          Dr. Ricks earned a B.S. from the University of New Orleans, Louisiana and a Ph.D. from the University of California, Berkeley in 1980. He worked as a senior accountant for Ernst & Ernst in New Orleans from 1974 to 1976. He was a financial and managerial accounting instructor at the University of California, Berkeley from 1978 to 1979, after which he was an associate professor of finance and accounting at Duke University until 1989. From 1989 to 1998, he was a research associate, a portfolio engineer and the Director of Strategic Accounting at Rosenberg Institutional Equity Management.

3. The first paragraph of the subsection entitled "The Outside Trustees" in the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "William F. Sharpe, Nils H. Hakansson and Dwight M. Jaffee are Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Manager."

4. After the last paragraph in the subsection entitled "The Outside Trustees" in the section entitled "Management of the Trust," the following is inserted:

          "Dwight M. Jaffee is the Willis H. Booth Professor of Banking and Finance at the Haas School of Business, University of California, Berkeley. He was previously a Professor of Economics at Princeton University for many years, where he served as the Vice Chairman of the faculty. At Berkeley, he serves on a continuing basis as the Co-chairman of the Fisher Center for Real Estate and Urban Economics and as the Director of the UC Berkeley-St. Petersburg University (Russia) School of Management Program. He has been a Visiting Professor at many Universities around the world, most recently at the University of Aix/Marseille in France and at the European University in Florence Italy. Professor Jaffee has authored 5 books and numerous articles in academic and professional journals. His research has focused on 3 key financial markets: business lending, real estate finance, and catastrophe insurance. His current research is focused on methods for securitizing real estate finance and catastrophe insurance risks, and on the impact of international trade on the US computer industry. He has served on the editorial boards of numerous academic journals, and has been a consultant to many U.S. government agencies and to the World Bank. In the past, Professor Jaffee has been a member of the Board of Directors of various financial institutions, including the Federal Home Loan Bank of New York. He is currently a Visiting Scholar at the Federal Reserve Bank of San Francisco."

5. The subsection entitled "Individuals Responsible for the Funds" in the section entitled "Management of the Trust" is revised in its entirety to read as follows:

          "Management of the portfolio of each Fund is overseen by the Manager's executive officers who are responsible for the design and maintenance of the Manager's portfolio system, and by a portfolio manager who is responsible for research and monitoring each Fund's characteristic performance against the relevant benchmark and for monitoring cash balances. Dr. Rosenberg, Dr. Reid and F. William Jump, Jr., the portfolio manager, are responsible for the day-to-day management of each Fund's portfolio. Dr. Rosenberg and Dr. Reid both have been employed by the Manager or its predecessor since 1985. Mr. Jump has had numerous responsibilities including trading, applications programming, new product development and portfolio engineering since he joined the Manager's predecessor in 1990. He received a B.A. from Swarthmore College in 1977 and an M.B.A. from The Wharton School, University of Pennsylvania in 1983."

6. The subsection entitled "Stock Selection" in the subsection entitled "The Manager's General Investment Philosophy and Strategy" in the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "Fundamental valuation of stocks is key to the Manager's investment process, and the heart of the valuation process lies in the Manager's proprietary Appraisal Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Appraisal Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese companies) are analyzed in a nearly global model, which includes the United States and Canada as a further basis for comparative valuation, but which excludes Japan. Japanese companies are analyzed in an independent national model. The Appraisal Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

          An important feature of the Appraisal Model is the classification of companies into one or more of 166 groups of "similar" businesses. Currently, in the United States, 160 groups are applicable; in Japan, 122 groups are applicable; and in Europe, 154 groups are applicable. Each company is broken down into its individual business segments, and each segment is compared with similar business operations of other companies doing business in the same geographical market. In most cases, the comparison is extended to include companies with similar business operations in different markets. Subject to the availability of data in different markets, the Manager appraises the company's assets, operating earnings and sales within each business segment, accepting the market's valuation of that category of business as fair. The Manager then integrates the segment appraisals into balance sheet, income statement and sales valuation models for the total company, and simultaneously adjusts the segment appraisals to include appraisals for variables which are declared only for the total company, such as taxes, capital structure and pension funding. The result is a single valuation for each of the companies followed. The Manager considers the difference between the values of stocks as determined by its Appraisal Model and the market prices of such stocks in deciding whether to purchase or sell stocks.

          The Manager's proprietary Near-Term Prospects Model attempts to predict the earnings growth of companies over a one-year period. This Model examines, among other things, measures of company profitability as well as measures of investor sentiment towards a company, such as broker recommendations, analyst earnings estimates and prior market performance. The Manager combines the results of this Model with the results of the Appraisal Model to measure the attractiveness of a stock for purchase or sale."

7. The first sentence in the second paragraph in the subsection entitled "Distributor" in the section entitled "Management of the Trust" is revised in its entirety to read as follows:

     "Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Investor Shares, such shares are subject to an annual distribution fee of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Distribution Plan (the "Distribution Plan") adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act."

8. The fifth sentence in the subsection entitled "Investor Shares" in the section entitled "Management of the Trust" is revised in its entirety to read as follows:

     "As described above, the Distribution Plan permits payments of up to 0.25% of the Funds' average daily net assets attributable to Investor Shares."

                             BARR ROSENBERG SERIES TRUST

                          BARR ROSENBERG MARKET NEUTRAL FUND
                       BARR ROSENBERG DOUBLE ALPHA MARKET FUND


                           Supplement dated January 4, 1999
                                          to
               Statement of Additional Information dated July 29, 1998


     This supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

     Pursuant to new duly approved management agreements, AXA Rosenberg Investment Management LLC has succeeded Rosenberg Institutional Equity Management ("RIEM") as the investment adviser to the Trust and its mutual funds, including its Barr Rosenberg Market Neutral Fund and Barr Rosenberg Double Alpha Market Fund. AXA Rosenberg Investment Management LLC is indirectly controlled by the former general partners of RIEM and by Mutuelles AXA, a group of French insurance companies. In addition, the shareholders of the Trust have recently elected a new Trustee who is not an interested person of the Trust or the Manager.

     The Statement of Additional Information is amended as follows:

                               MANAGEMENT OF THE TRUST

1. The section entitled "Management of the Trust" is revised to read in its entirety as follows:


"The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

Barr M. Rosenberg (56)        Director of Research, AXA Rosenberg Investment
Vice President                Management LLC, January 1999 to present;
                              Chairman, AXA Rosenberg Group LLC, January
                              1999 to present; Director, Barr Rosenberg
                              Research Center LLC, January 1999 to present;
                              Managing General Partner and Chief Investment
                              Officer, Rosenberg Institutional Equity
                              Management, January 1985 to December 1998.


Kenneth Reid* (49)            Chief Executive Officer, AXA Rosenberg Investment
President, Trustee            Management LLC, January 1999 to present; General
                              Partner and Director of Research, Rosenberg
                              Institutional Equity Management, June 1986 to
                              December 1998.

Marlis S. Fritz (49)          Vice Chairman and Global Marketing Director, AXA
Vice President                Rosenberg Group LLC, January 1999 to present;
                              Managing Director, AXA Rosenberg Global Services
                              LLC, January 1999 to present; General Partner and
                              Director of Marketing, Rosenberg Institutional
                              Equity Management, April 1985 to December 1998.

Nils H. Hakansson (61)        Sylvan C. Coleman Professor of Finance and
Trustee                       Accounting, Haas School of Business, University of
                              California, Berkeley, June 1969 to present;
                              Director, Supershare Services Corporation
                              (investment management), Los Angeles, California,
                              November 1989 to 1995.

William F. Sharpe (64)        STANCO 25 Professor of Finance, Stanford
Trustee                       University, September 1995 to present; Professor
                              of Finance, Stanford University, September 1992 to
                              September 1995; Timken Professor Emeritus of
                              Finance, Stanford University, September 1989 to
                              September 1992; Timken Professor of Finance,
                              Stanford University, September 1970 to September
                              1989; Chairman, Financial Engines Incorporated,
                              Los Altos, California (electronic investment advice), March 1996 to present.

Dwight M. Jaffee (55)         Professor of Finance and Real Estate, Haas School
Trustee                       of Business, University of California, Berkeley,
                              California, July 1991 to present.

Po-Len Hew (32)               Director of Finance, AXA Rosenberg Global Services
Treasurer                     LLC, January 1999 to present; Chief Financial
                              Officer, Barr Rosenberg Investment Management
                              Inc., April 1994 to December 1998; Accounting
                              Manager, Rosenberg Institutional Equity
                              Management, October 1989 to December 1998.

Sara Ronan (39)               Global Services Coordinator and Paralegal, AXA
Clerk                         Rosenberg Global Services LLC, January 1999 to
                              present; Paralegal, Barr Rosenberg Investment
                              Management, September 1997 to December 1998;
                              Director of Marketing, MIG Realty Advisors,
                              January 1996 to September 1997; Vice President,
                              Liquidity Financial Advisors, May, 1985 to January
                              1996.

Edward H. Lyman (55)          Chief Operating Officer, AXA Rosenberg Group LLC,
Vice President                January 1999 to present; Chief Executive Officer,
                              AXA Rosenberg Global Services LLC, January 1999 to present; Executive Vice President, Barr Rosenberg
                              Investment Management, Inc. and General Counsel to the Rosenberg Group of companies, 1990 to present.

Richard L. Saalfeld (55)      President and Chief Executive Officer, Barr
Vice President                Rosenberg Mutual Funds, a division of AXA
                              Rosenberg Investment Management LLC, January 1999 to present; President and Chief Executive Officer of mutual fund unit of Rosenberg Institutional
                              Equity Management, June 1996 to December 1998;
                              Consultant to Rosenberg Institutional Equity
                              Management, September 1995 to May 1996; Chairman and Chief Executive Officer of CoreLink Resources,
                              Inc. (mutual fund marketing organization),
                              Concord, California, April 1993 to August 1995;
                              Consultant, December 1992 to March 1993.

Harold L. Arbit (51)          Managing Director, Barr Rosenberg Mutual Funds,
Vice President                a division of AXA Rosenberg Investment Management
                              LLC, January 1999 to present; Limited Partner,
                              Rosenberg Alpha L.P., 1984 to December 1998.

F. William Jump, Jr. (42)     Strategy Engineer, AXA Rosenberg Investment
Vice President                Management, LLC, January 1999 to present;
                              Portfolio Engineer, Rosenberg Institutional Equity
                              Management, August 1990 to December 1998.


---------------------
* Trustee who is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager.

     The mailing address of each of the officers and Trustees is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

     The principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

     The Trust pays the Trustees other than those who are interested persons of the Trust or Manager an annual fee of $45,540 plus $4,950 for each meeting attended. The Trust does not pay any pension or retirement benefits for its Trustees. The Trust does not pay any compensation to officers or Trustees of the Trust other than those Trustees who are not interested persons of the Trust or Manager. The following table sets forth information concerning the total compensation paid to each of the Trustees who are not interested persons of the Trust or Manager in the fiscal year ended March 31, 1998:

                                  Pension or                         Total
                                  Retirement                     Compensation
                                   Benefits        Estimated         from
                    Aggregate       Accrued          Annual       Registrant
Name of Person,   Compensation    as Part of     Benefits Upon     and Fund
   Position           from           Fund          Retirement    Complex Paid
   --------        Registrant      Expenses        ----------    to Directors
                   ----------      --------                      ------------
Nils H. Hakansson    $42,487.50       $ 0             $ 0         $42,487.50
Trustee

William F. Sharpe    $42,487.50       $ 0             $ 0         $42,487.50
Trustee


     Messrs. Rosenberg, Reid, Arbit, Lyman, Saalfeld and Jump and Ms. Fritz, Ronan and Hew, each being an officer or employee of the Manager or its affiliates, will each benefit from the management fees paid by the Trust to the Manager, but receive no direct compensation from the Trust."

                             INVESTMENT ADVISORY SERVICES

2. The first sentence of the subsection entitled "Management Contracts" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

"As disclosed in the Prospectus under the heading "Management of the Trust," under management contracts (each a "Management Contract") between the Trust, on behalf of each Fund, and AXA Rosenberg Investment Management LLC (the "Manager"), subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities."

3. The fourth paragraph of the subsection entitled "Management Contracts" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

     "Each Management Contract will continue in effect for a period no more than one year from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full

Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust."


4. The sixth paragraph of the subsection entitled "Management Contracts" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

     "The Manager is wholly owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled by AXA-IM Rose Inc. AXA-IM Rose Inc. is wholly owned by AXA-IM Holdings U.S. Inc. AXA-IM Holdings U.S. Inc. is wholly owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA Assurances IARD, S.A., a French societe anonyme, and AXA-UAP, a French holding company. AXA Assurances IARD, S.A. is owned, collectively, by AXA France Assurance, a French insurance holding company, and UAP Incendie Accidents, a French casualty and insurance company, each of which, in turn, is wholly owned by AXA-UAP. Finaxa, a French holding company, beneficially owns more than 25% of the voting securities ("Controls") of AXA-UAP. Mutuelles AXA, a group of four French mutual insurance companies, one of which Controls Finaxa, acting as a group, Controls both AXA-UAP and Finaxa. Each of these entities may be deemed a controlling person of the Manager."

5. The seventh paragraph of the subsection entitled "Management Contracts" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

"As discussed in this Statement of Additional Information under the heading "Management of the Trust." Kenneth Reid is a Trustee of the Trust and the Chief Executive Officer of the Manager; Barr M. Rosenberg is a Vice
President of the Trust and the Director of Research of the Manager. Dr. Rosenberg, Dr. Reid and Marlis S. Fritz, the former general partners of REIM, may be deemed to be controlling persons of the Manager as a result of their interest in AXA Rosenberg Group LLC, the parent of the Manager.

                          PURCHASE AND REDEMPTION OF SHARES


6. A new second paragraph which reads as follows is hereby added to the section entitled "Purchase and Redemption of Shares":

     "The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts such order. Such orders will be priced at the respective Funds' net asset value per share next determined after such orders are accepted by an authorized broker or the broker's authorized designee."

                             BARR ROSENBERG SERIES TRUST

                          BARR ROSENBERG MARKET NEUTRAL FUND
                       BARR ROSENBERG DOUBLE ALPHA MARKET FUND

                           Supplement dated January 4, 1999
                                          to
               Statement of Additional Information dated July 29, 1998
                                Revised August 6, 1998


     This supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

     Pursuant to new duly approved management agreements, AXA Rosenberg Investment Management LLC has succeeded Rosenberg Institutional Equity Management ("RIEM") as the investment adviser to the Trust and its mutual funds, including its Barr Rosenberg Market Neutral Fund and Barr Rosenberg Double Alpha Market Fund. AXA Rosenberg Investment Management LLC is indirectly controlled by the former general partners of RIEM and by Mutuelles AXA, a group of French insurance companies. In addition, the shareholders of the Trust have recently elected a new Trustee who is not an interested person of the Trust or the Manager.

     The Statement of Additional Information is amended as follows:

                               MANAGEMENT OF THE TRUST

1. The section entitled "Management of the Trust" is revised to read in its entirety as follows:

"The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

Barr M. Rosenberg (56)        Director of Research, AXA Rosenberg Investment
Vice President                Management LLC, January 1999 to present;
                              Chairman, AXA Rosenberg Group LLC, January
                              1999 to present; Director, Barr Rosenberg
                              Research Center LLC, January 1999 to present;
                              Managing General Partner and Chief Investment
                              Officer, Rosenberg Institutional Equity
                              Management, January 1985 to December 1998.

Kenneth Reid* (49)            Chief Executive Officer, AXA Rosenberg
President, Trustee            Investment Management LLC, January 1999 to
                              present; General Partner and Director of Research, Rosenberg Institutional Equity
                              Management, June 1986 to December 1998.

Marlis S. Fritz (49)          Vice Chairman and Global Marketing Director, AXA
Vice President                Rosenberg Group LLC, January 1999 to present;
                              Managing Director, AXA Rosenberg Global Services
                              LLC, January 1999 to present; General Partner and
                              Director of Marketing, Rosenberg Institutional
                              Equity Management, April 1985 to December 1998.

Nils H. Hakansson (61)        Sylvan C. Coleman Professor of Finance and
Trustee                       Accounting, Haas School of Business, University
                              of California, Berkeley, June 1969 to present;
                              Director, Supershare Services Corporation
                              (investment management), Los Angeles,
                              California, November 1989 to 1995.

William F. Sharpe (64)        STANCO 25 Professor of Finance, Stanford
Trustee                       University, September 1995 to present; Professor
                              of Finance, Stanford University, September 1992 to September 1995; Timken Professor Emeritus of
                              Finance, Stanford University, September 1989 to
                              September 1992; Timken Professor of Finance,
                              Stanford University, September 1970 to September
                              1989; Chairman, Financial Engines Incorporated,
                              Los Altos, California (electronic investment advice), March 1996 to present.

Dwight M. Jaffee (55)         Professor of Finance and Real Estate, Haas
Trustee                       School of Business, University of California,
                              Berkeley, California, July 1991 to present.

Po-Len Hew (32)               Director of Finance, AXA Rosenberg Global
Treasurer                     Services LLC, January 1999 to present; Chief
                              Financial Officer, Barr Rosenberg Investment
                              Management Inc., April 1994 to December 1998;
                              Accounting Manager, Rosenberg Institutional
                              Equity Management, October 1989 to December
                              1998.

Sara Ronan (39)               Global Services Coordinator and Paralegal, AXA
Clerk                         Rosenberg Global Services LLC, January 1999 to
                              present; Paralegal, Barr Rosenberg Investment
                              Management, September 1997 to December 1998;
                              Director of Marketing, MIG Realty Advisors,
                              January 1996 to September 1997; Vice President,
                              Liquidity Financial Advisors, May, 1985 to
                              January 1996.

Edward H. Lyman (55)          Chief Operating Officer, AXA Rosenberg Group
Vice President                LLC, January 1999 to present; Chief Executive
                              Officer, AXA Rosenberg Global Services LLC,
                              January 1999 to present; Executive Vice
                              President, Barr Rosenberg Investment Management,
                              Inc. and General Counsel to the Rosenberg Group of companies, 1990 to present.

Richard L. Saalfeld (55)      President and Chief Executive Officer, Barr
Vice President                Rosenberg Mutual Funds, a division of AXA
                              Rosenberg Investment Management LLC, January
                              1999 to present; President and Chief Executive
                              Officer of mutual fund unit of Rosenberg
                              Institutional Equity Management, June 1996 to
                              December 1998; Consultant to Rosenberg
                              Institutional Equity Management, September 1995 to May 1996; Chairman and Chief Executive Officer of CoreLink Resources, Inc. (mutual fund marketing organization), Concord, California,
                              April 1993 to August 1995; Consultant, December
                              1992 to March 1993.

Harold L. Arbit (51)          Managing Director, Barr Rosenberg Mutual Funds,
Vice President                a division of AXA Rosenberg Investment Management
                              LLC, January 1999 to present; Limited Partner,
                              Rosenberg Alpha L.P., 1984 to December 1998.

F. William Jump, Jr.          Strategy Engineer, AXA Rosenberg Investment
(42)                          Management, LLC, January 1999 to present;
Vice President                Portfolio Engineer, Rosenberg Institutional
                              Equity Management, August 1990 to December 1998.


----------------------------------
* Trustee who is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager.

     The mailing address of each of the officers and Trustees is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

     The principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

     The Trust pays the Trustees other than those who are interested persons of the Trust or Manager an annual fee of $45,540 plus $4,950 for each meeting attended. The Trust does not pay any pension or retirement benefits for its Trustees. The Trust does not pay any compensation to officers or Trustees of the Trust other than those Trustees who are not interested persons of the Trust or Manager. The following table sets forth information concerning the total compensation paid to each of the Trustees who are not interested persons of the Trust or Manager in the fiscal year ended March 31, 1998:

                                  Pension or                         Total
                                  Retirement                     Compensation
                                   Benefits        Estimated         from
                    Aggregate       Accrued          Annual       Registrant
Name of Person,   Compensation    as Part of     Benefits Upon     and Fund
   Position           from           Fund          Retirement    Complex Paid
   --------        Registrant      Expenses        ----------    to Directors
                   ----------      --------                      ------------
Nils H. Hakansson    $42,487.50       $ 0             $ 0         $42,487.50
Trustee

William F. Sharpe    $42,487.50       $ 0             $ 0         $42,487.50
Trustee


     Messrs. Rosenberg, Reid, Arbit, Lyman, Saalfeld and Jump and Ms. Fritz, Ronan and Hew, each being an officer or employee of the Manager or its affiliates, will each benefit from the management fees paid by the Trust to the Manager, but receive no direct compensation from the Trust."

                             INVESTMENT ADVISORY SERVICES

2. The first sentence of the subsection entitled "Management Contracts" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

"As disclosed in the Prospectus under the heading "Management of the Trust," under management contracts (each a "Management Contract") between the Trust, on behalf of each Fund, and AXA Rosenberg Investment Management LLC (the "Manager"), subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities."

3. The fourth paragraph of the subsection entitled "Management Contracts" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

     "Each Management Contract will continue in effect for a period no more than one year from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full

Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust."


4. The sixth paragraph of the subsection entitled "Management Contracts" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

     "The Manager is wholly owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled by AXA-IM Rose Inc. AXA-IM Rose Inc. is wholly owned by AXA-IM Holdings U.S. Inc. AXA-IM Holdings U.S. Inc. is wholly owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA Assurances IARD, S.A., a French societe anonyme, and AXA-UAP, a French holding company. AXA Assurances IARD, S.A. is owned, collectively, by AXA France Assurance, a French insurance holding company, and UAP Incendie Accidents, a French casualty and insurance company, each of which, in turn, is wholly owned by AXA-UAP. Finaxa, a French holding company, beneficially owns more than 25% of the voting securities ("Controls") of AXA-UAP. Mutuelles AXA, a group of four French mutual insurance companies, one of which Controls Finaxa, acting as a group, Controls both AXA-UAP and Finaxa. Each of these entities may be deemed a controlling person of the Manager."

5. The seventh paragraph of the subsection entitled "Management Contracts" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

"As discussed in this Statement of Additional Information under the heading "Management of the Trust." Kenneth Reid is a Trustee of the Trust and the Chief Executive Officer of the Manager; Barr M. Rosenberg is a Vice
President of the Trust and the Director of Research of the Manager. Dr. Rosenberg, Dr. Reid and Marlis S. Fritz, the former general partners of RIEM, may be deemed to be controlling persons of the Manager as a result of their interest in AXA Rosenberg Group LLC, the parent of the Manager.

                          PURCHASE AND REDEMPTION OF SHARES


6. A new second paragraph which reads as follows is hereby added to the section entitled "Purchase and Redemption of Shares":

     "The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts such order. Such orders will be priced at the respective Funds' net asset value per share next determined after such orders are accepted by an authorized broker or the broker's authorized designee."

                             BARR ROSENBERG SERIES TRUST

                          SELECT SECTORS MARKET NEUTRAL FUND

                           Supplement dated January 4, 1999
                                          to
                          Prospectus dated October 19, 1998


     This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     Pursuant to new duly approved management agreements, AXA Rosenberg Investment Management LLC has succeeded Rosenberg Institutional Equity Management ("RIEM") as the investment adviser to the Trust and its mutual funds, including its Barr Rosenberg Select Sectors Market Neutral Fund. AXA Rosenberg Investment Management LLC is indirectly controlled by the former general partners of RIEM and by Mutuelles AXA, a group of French insurance companies. In addition, the shareholders of the Trust have recently elected a new Trustee who is not an interested person of the Trust or the Manager.

     The Prospectus hereby is amended as follows:

                               MANAGEMENT OF THE TRUST

1. The first paragraph of the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "The Fund is advised and managed by AXA Rosenberg Investment Management LLC (the "Manager"), which provides investment advisory services to a number of institutional investors and several mutual funds."

2. The subsection entitled "Key Personnel of the Manager" in the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "The biography of each of the executive officers of the Manager is set forth below. Kenneth Reid is also a Trustee of the Trust.

          BARR ROSENBERG. Dr. Rosenberg is the Director of Research of the Manager, Chairman of AXA Rosenberg Group LLC, and Director of Barr Rosenberg Research Center LLC. As such, he has ultimate responsibility for the Manager's securities valuation and portfolio optimization systems used to manage the Funds and for the implementation of the decisions developed therein. His area of special concentration is the design of the Manager's proprietary securities valuation model.

          Dr. Rosenberg earned a B.A. degree from the University of California, Berkeley, in 1963. He earned an M.Sc. from the London School of Economics in 1965, and a Ph.D. from Harvard University, Cambridge, Massachusetts, in 1968. From 1968 until 1983, Dr. Rosenberg was a Professor of Finance, Econometrics, and Economics at the School of Business Administration at the University of California, Berkeley. Concurrently, from 1968 until 1974,
     Dr. Rosenberg worked as a consultant in applied decision theory in finance, banking and medicine. In 1975, he founded Barr Rosenberg Associates, a financial consulting firm (now known as BARRA) where he was a managing partner, and later chief scientist until his departure in 1986.
     Dr. Rosenberg, the founder of the Berkeley Program in Finance, has experience in the modeling of complex processes with substantial elements of risk.

          KENNETH REID. Dr. Reid is the Chief Executive Officer of the Manager. His work is focused on the design and estimation of the Manager's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of the Manager's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his Ph.D. dissertation have been refined and incorporated into the Manager's proprietary valuation and trading systems.

          Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance. From 1996 to 1998, Dr. Reid was a general partner of Rosenberg Institutional Equity Management.

          WILLIAM RICKS. Dr. Ricks is the Chief Investment Officer of the Manager. His primary responsibilities are the various aspects of the investment process: trading, operations, portfolio engineering, and portfolio construction. He is responsible for the implementation of the investment strategies that are designed by the Research Center.

          Dr. Ricks earned a B.S. from the University of New Orleans, Louisiana and a Ph.D. from the University of California, Berkeley in 1980. He worked as a senior accountant for Ernst & Ernst in New Orleans from 1974 to 1976. He was a financial and managerial accounting instructor at the University of California, Berkeley from 1978 to 1979, after which he was an associate professor of finance and accounting at Duke University until 1989. From 1989 to 1998, he was a research associate, a portfolio engineer and the Director of Strategic Accounting at Rosenberg Institutional Equity Management.

3. The first paragraph of the subsection entitled "The Outside Trustees" in the section entitled "Management of the Trust" is revised to read in its entirety as follows:

          "William F. Sharpe, Nils H. Hakansson and Dwight M. Jaffee are Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Manager."

4. After the last paragraph in the subsection entitled "The Outside Trustees" in the section entitled "Management of the Trust," the following is inserted:

          "Dwight M. Jaffee is the Willis H. Booth Professor of Banking and Finance at the Haas School of Business, University of California, Berkeley. He was previously a Professor of Economics at Princeton University for many years, where he served as the Vice Chairman of the faculty. At Berkeley, he serves on a continuing basis as the Co-chairman of the Fisher Center for Real Estate and Urban Economics and as the Director of the UC Berkeley-St. Petersburg University (Russia) School of Management Program. He has been a Visiting Professor at many Universities around the world, most recently at the University of Aix/Marseille in France and at the European University in Florence Italy. Professor Jaffee has authored 5 books and numerous articles in academic and professional journals. His research has focused on 3 key financial markets: business lending, real estate finance, and catastrophe insurance. His current research is focused on methods for securitizing real estate finance and catastrophe insurance risks, and on the impact of international trade on the US computer industry. He has served on the editorial boards of numerous academic journals, and has been a consultant to many U.S. government agencies and to the World Bank. In the past, Professor Jaffee has been a member of the Board of Directors of various financial institutions, including the Federal Home Loan Bank of New York. He is currently a Visiting Scholar at the Federal Reserve Bank of San Francisco."

5. The subsection entitled "Individuals Responsible for the Funds" in the section entitled "Management of the Trust" is revised in its entirety to read as follows:

          "Management of the Fund's portfolio is overseen by the Manager's executive officers who are responsible for the design and maintenance of the Manager's portfolio system, and by a portfolio manager who is responsible for research and monitoring the Fund's performance against its benchmark and for monitoring cash balances. Dr. Rosenberg, Dr. Reid and James Kan, C.F.A., the portfolio manager, are responsible for the day-to-day management of the Fund's portfolio. Dr. Rosenberg and Dr. Reid both have been employed by the Manager or its predecessor since 1985. Mr. Kan has had numerous responsibilities including trading, applications programming and portfolio engineering since he joined the Manager's predecessor in 1990. He received a B.S. from the University of British Colombia in 1984, an M.S. from the University of Southern California in 1987 and an M.B.A. from the University of Chicago."

6. The first sentence in the second paragraph in the subsection entitled "Distributor" in the section entitled "Management of the Trust" is revised in its entirety to read as follows:

     "Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Investor Shares, such shares are subject to an annual distribution fee of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Distribution Plan (the "Distribution Plan") adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act."

7. The fifth sentence in the subsection entitled "Investor Shares" in the section entitled "Management of the Trust" is revised in its entirety to read as follows:

     "As described above, the Distribution Plan permits payments of up to 0.25% of the Fund's average daily net assets attributable to Investor Shares."

                             BARR ROSENBERG SERIES TRUST

                  BARR ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND

                           Supplement dated January 4, 1999
                                          to
              Statement of Additional Information dated October 19, 1998


     This supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

     Pursuant to new duly approved management agreements, AXA Rosenberg Investment Management LLC has succeeded Rosenberg Institutional Equity Management ("RIEM") as the investment adviser to the Trust and its mutual funds, including its Barr Rosenberg Select Sectors Market Neutral Fund. AXA Rosenberg Investment Management LLC is indirectly controlled by the former general partners of RIEM and by Mutuelles AXA, a group of French insurance companies. In addition, the shareholders of the Trust have recently elected a new Trustee who is not an interested person of the Trust or the Manager.

     The Statement of Additional Information is amended as follows:

                               MANAGEMENT OF THE TRUST

1. The section entitled "Management of the Trust" is revised to read in its entirety as follows:

"The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

Barr M. Rosenberg (56)        Director of Research, AXA Rosenberg Investment
Vice President                Management LLC, January 1999 to present;
                              Chairman, AXA Rosenberg Group LLC, January 1999 to present; Director, Barr Rosenberg Research
                              Center LLC, January 1999 to present; Managing
                              General Partner and Chief Investment Officer,
                              Rosenberg Institutional Equity Management,
                              January 1985 to December 1998.

Kenneth Reid* (49)            Chief Executive Officer, AXA Rosenberg Investment
President, Trustee            Management LLC, January 1999 to present; General
                              Partner and Director of Research, Rosenberg
                              Institutional Equity Management, June 1986 to
                              December 1998.

Marlis S. Fritz (49)          Vice Chairman and Global Marketing Director, AXA
Vice President                Rosenberg Group LLC, January 1999 to present;
                              Managing Director, AXA Rosenberg Global Services
                              LLC, January 1999 to present; General Partner and
                              Director of Marketing, Rosenberg Institutional
                              Equity Management, April 1985 to December 1998.

Nils H. Hakansson (61)        Sylvan C. Coleman Professor of Finance and
Trustee                       Accounting, Haas School of Business, University of
                              California, Berkeley, June 1969 to present;
                              Director, Supershare Services Corporation
                              (investment management), Los Angeles, California,
                              November 1989 to 1995.

William F. Sharpe (64)        STANCO 25 Professor of Finance, Stanford
Trustee                       University, September 1995 to present; Professor
                              of Finance, Stanford University, September 1992 to
                              September 1995; Timken Professor Emeritus of
                              Finance, Stanford University, September 1989 to
                              September 1992; Timken Professor of Finance,
                              Stanford University, September 1970 to September
                              1989; Chairman, Financial Engines Incorporated,
                              Los Altos, California (electronic investment advice), March 1996 to present.

Dwight M. Jaffee (55)         Professor of Finance and Real Estate, Haas School
Trustee                       of Business, University of California, Berkeley,
                              California, July 1991 to present.

Po-Len Hew (32)               Director of Finance, AXA Rosenberg Global Services
Treasurer                     LLC, January 1999 to present; Chief Financial
                              Officer, Barr Rosenberg Investment Management
                              Inc., April 1994 to December 1998; Accounting
                              Manager, Rosenberg Institutional Equity
                              Management, October 1989 to December 1998.

Sara Ronan (39)               Global Services Coordinator and Paralegal, AXA
Clerk                         Rosenberg Global Services LLC, January 1999 to
                              present; Paralegal, Barr Rosenberg Investment
                              Management, September 1997 to December 1998;
                              Director of Marketing, MIG Realty Advisors,
                              January 1996 to September 1997; Vice President,
                              Liquidity Financial Advisors, May, 1985 to January
                              1996.

Edward H. Lyman (55)          Chief Operating Officer, AXA Rosenberg Group LLC,
Vice President                January 1999 to present; Chief Executive Officer,
                              AXA Rosenberg Global Services LLC, January 1999 to present; Executive Vice President, Barr Rosenberg
                              Investment Management, Inc. and General Counsel to the Rosenberg Group of companies, 1990 to present.

Richard L. Saalfeld (55)      President and Chief Executive Officer, Barr
Vice President                Rosenberg Mutual Funds, a division of AXA
                              Rosenberg Investment Management LLC, January 1999 to present; President and Chief Executive Officer of mutual fund unit of Rosenberg Institutional
                              Equity Management, June 1996 to December 1998;
                              Consultant to Rosenberg Institutional Equity
                              Management, September 1995 to May 1996; Chairman and Chief Executive Officer of CoreLink Resources,
                              Inc. (mutual fund marketing organization),
                              Concord, California, April 1993 to August 1995;
                              Consultant, December 1992 to March 1993.

Harold L. Arbit (51)          Managing Director, Barr Rosenberg Mutual Funds,
Vice President                a division of AXA Rosenberg Investment Management
                              LLC, January 1999 to present; Limited Partner,
                              Rosenberg Alpha L.P., 1984 to December 1998.

F. William Jump, Jr. (42)     Strategy Engineer, AXA Rosenberg Investment
Vice President                Management, LLC, January 1999 to present;
                              Portfolio Engineer, Rosenberg Institutional Equity
                              Management, August 1990 to December 1998.



-------------------------
* Trustee who is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager.

     The mailing address of each of the officers and Trustees is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

     The principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

     The Trust pays the Trustees other than those who are interested persons of the Trust or Manager an annual fee of $45,540 plus $4,950 for each meeting attended. The Trust does not pay any pension or retirement benefits for its Trustees. The Trust does not pay any compensation to officers or Trustees of the Trust other than those Trustees who are not interested persons of the Trust or Manager. The following table sets forth information concerning the total compensation paid to each of the Trustees who are not interested persons of the Trust or Manager in the fiscal year ended March 31, 1998:

                                       Pension or                               Total
                                       Retirement                            Compensation
                       Aggregate        Benefits           Estimated             from
                      Compensation      Accrued              Annual           Registrant
Name of Person,          from          as Part of         Benefits Upon        and Fund
  Position               ----             Fund             Retirement        Complex Paid
  --------             Registrant       Expenses           ----------        to Directors
                       ----------       --------                             ------------
Nils H. Hakansson      $42,487.50      $ 0                $ 0                $42,487.50
Trustee

William F. Sharpe      $42,487.50      $ 0                $ 0                $42,487.50
Trustee


     Messrs. Rosenberg, Reid, Arbit, Lyman, Saalfeld and Jump and Ms. Fritz, Ronan and Hew, each being an officer or employee of the Manager or its affiliates, will each benefit from the management fees paid by the Trust to the Manager, but receive no direct compensation from the Trust."

                             INVESTMENT ADVISORY SERVICES

2. The first sentence of the subsection entitled "Management Contract" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

"As disclosed in the Prospectus under the heading "Management of the Trust," under a management contract (the "Management Contract") between the Trust, on behalf of the Fund, and AXA Rosenberg Investment Management LLC (the
"Manager"), subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, the Manager will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities."

3. The fourth paragraph of the subsection entitled "Management Contract" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

     "The Management Contract will continue in effect for a period no more than one year from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full

Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, the Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust."

4. The sixth paragraph of the subsection entitled "Management Contract" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

     "The Manager is wholly owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled by AXA-IM Rose Inc. AXA-IM Rose Inc. is wholly owned by AXA-IM Holdings U.S. Inc. AXA-IM Holdings U.S. Inc. is wholly owned by AXA Investment Managers S.A., a French society anonyme, which, in turn, is owned, collectively, by AXA Assurances IARD, S.A., a French societe anonyme, and AXA-UAP, a French holding company. AXA Assurances IARD, S.A. is owned, collectively, by AXA France Assurance, a French insurance holding company, and UAP Incendie Accidents, a French casualty and insurance company, each of which, in turn, is wholly owned by AXA-UAP. Finaxa, a French holding company, beneficially owns more than 25% of the voting securities ("Controls") of AXA-UAP. Mutuelles AXA, a group of four French mutual insurance companies, one of which Controls Finaxa, acting as a group, Controls both AXA-UAP and Finaxa. Each of these entities may be deemed a controlling person of the Manager."

5. The seventh paragraph of the subsection entitled "Management Contract" in the section entitled "Investment Advisory and Other Services" is revised to read in its entirety as follows:

"As discussed in this Statement of Additional Information under the heading "Management of the Trust,"; Kenneth Reid is a Trustee of the Trust and the Chief Executive Officer of the Manager." Barr M. Rosenberg is a Vice President of the Trust and the Director of Research of the Manager. Dr. Rosenberg, Dr. Reid and Marlis S. Fritz, the former general partners of RIEM, may be deemed to be controlling persons of the Manager as a result of their interest in AXA Rosenberg Group LLC, the parent of the Manager.

                          PURCHASE AND REDEMPTION OF SHARES

6. A new second paragraph which reads as follows is hereby added to the section entitled "Purchase and Redemption of Shares":

     "The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts such order. Such orders will be priced at the Fund's net asset value per share next determined after such orders are accepted by an authorized broker or the broker's authorized designee."